CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Cash flows from operating activities
Net income (loss)	$ (150,355)	(910,205)	(1,673,515)	16,219
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	21,440	129,797	138,577	138,393
Accretion of long-term payable balances	22	132	4,709	17,150
Share-based compensation expense	12,653	76,595	95,177	33,348
Bad debt provision	21,240	128,578	306,401	14,181
Foreign exchange losses, net	18	109	1,229	5,343
Impairment losses	13,916	84,246	856,696	152,580
Deferred income tax	(5,295)	(32,054)	(117,517)	(19,855)
Disposal Loss	41,226	249,567	15,908
Others				1,571
Changes in operating assets and liabilities:
Accounts receivable	(10,586)	(64,086)	17,495	(67,441)
Prepaid and other current assets	(9,367)	(56,703)	64,354	(335,883)
Amounts due from related parties	4,515	27,334	9,119	(8,084)
Other non-current assets	(3,267)	(19,775)	50,217	(48,387)
Accounts payable	7,018	42,484	10,097	8,561
Accrued and other liabilities	33,802	204,625	9,697	263,222
Income tax payable	1,056	6,390	51,906	43,343
Deferred revenue	2,018	12,218	122,145	62,754
Amounts due to related parties	(6,574)	(39,796)	5,301	19,690
Net cash provided by (use in) operating activities	(26,520)	(160,544)	(32,004)	296,705
Cash flows from investing activities
Deposit for restricted cash	223	1,350	(4,990)	(2,150)
Placement of term deposits			(42,672)	(58,205)
Maturity of term deposits	4,423	26,777	1,000	71,200
Purchase of property and equipment	(3,833)	(23,201)	(204,885)	(284,813)
Prepayment for leasehold improvement	(1,408)	(8,521)
Proceeds from disposal of property and equipment	310	1,877	10,126	6,001
Purchase of intangible assets	(43)	(260)	(13,411)	(25,932)
Purchase of subsidiaries (including cash payment in relation to prior acquisitions), net of cash acquired	(621)	(3,760)	(152,235)	(90,917)
Return of prepayments from cancellation of acquisition agreements			4,000	10,000
Cash balance of deconsolidated entities	(510)	(3,085)
Proceed from disposal of subsidiaries, net off cash balance at disposed entities	6,556	39,685	(94,109)	(4,481)
Deposit for leasehold improvements			(30,366)	(65,001)
Deposit for a long-term lease				(53,000)
Proceeds from disposal of 21st School			67,885
Proceed from transferring financial assets	5,783	35,000
Others			1,802	2,740
Net cash provided by (used in) investing activities	10,880	65,862	(457,855)	(494,558)
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of expenses	10,358	62,706
Proceeds from issuing convertible loan			121,156
Proceeds from short-term borrowings	24,207	146,541	62,000	168,070
Proceeds from long-term borrowings				18,500
Repayments of short-term borrowings	(17,859)	(108,111)	(114,070)	(168,070)
Repayments of long-term borrowings				(71,000)
Repayments of convertible loan	(3,015)	(18,251)
Proceeds from issuance of shares upon of exercise of share options			7,752	2,684
Capital injection from minority shareholders				3,600
Net cash provided by/(used in) financing activities	13,691	82,885	76,838	(46,216)
Cash and cash equivalents included in assets held for sale			(11,080)	(288,886)
Effects of exchange rate changes on cash and cash equivalents	(18)	(109)	(7,559)	(15,450)
Net change in cash and cash equivalents	(136)	(826)	(142,774)	(318,916)
Cash and cash equivalents at beginning of year	29,423	178,121	320,895	639,811
Cash and cash equivalents at end of year	29,287	177,295	178,121	320,895
Supplemental disclosure of cash flow information
Income tax paid	(562)	(3,405)	(10,514)	(10,320)
Interest paid	(1,460)	(8,838)	(12,477)	(15,179)
Supplemental disclosure of non-cash investing and financing activities:
Issuance of share options upon exercise of warrants (Note 17)				1,219
Consideration for purchase of building and land use rights offset by amounts due from related parties				17,407
Long-term prepayment offset by outstanding prepaid and other current assets				66,000
Purchase of property, plant and equipment financed by accounts payable and other payables	2,776	16,806	15,251	21,405
Purchase of subsidiaries net-off against prepaid amount				194,698
Purchase of subsidiaries through financing of payables				109,961
Waiver of payables in connection with disposal of subsidiaries			241,802
Outstanding receivables in connection with disposal of subsidiaries	18,717	110,000	133,100
Consideration receivables from Summit View	$ 11,079	67,066